License Agreements	12 Months Ended
Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
License Agreements

8. License Agreements

In connection with its purchase of assets from Potentia in September 2014, the Company became party to a license agreement with the Trustees of the University of Pennsylvania (“Penn”) as a result of an agreement to purchase substantially all the assets of Potentia Pharmaceuticals, Inc, for an exclusive, worldwide license to specified patent rights. The Company is required to pay annual maintenance fees of $100,000 until the first sale of a licensed product. The Company is also required to make milestone payments aggregating up to $3,200,000 based upon the achievement of specified development and regulatory milestones and up to $5,000,000 based upon the achievement of specified annual sales milestones with respect to each licensed product, and to pay low single-digit royalties based on net sales of each licensed product and with minimum quarterly royalty thresholds. In addition, the Company is obligated to pay a specified portion of income it receives from sublicensees.

In addition, the Company is also party to a 2010 license agreement with Penn for an exclusive, worldwide license to specified patent rights for the development and commercialization of products in fields of use, as defined therein. The Company is required to pay annual maintenance fees of $100,000 until the first sale of a licensed product. The Company is required to make milestone payments aggregating up to $1,650,000, based upon the achievement of development and regulatory approval milestones, and up to $2,500,000, based upon the achievement of annual sales milestones with respect to each of the first two licensed products. There have been no events to date that would trigger milestone obligations under the agreement. The license agreement also requires the Company to pay low single digit royalties based on net sales of each licensed product, subject to minimum quarterly royalty thresholds. In addition, the Company is obligated to pay a specified portion of income it receives from sublicensees.